UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7056

        Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.1%
$ 2,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/17	12/11 at 101.00	A–	$2,071,680
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	529,770

2,500	Total Alabama			2,601,450

	Arizona – 1.1%
250	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue	4/08 at 101.50	AAA	257,348
	Bonds, Series 1998C, 6.650%, 10/01/29 (Alternative Minimum Tax)
200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA	187,482
	5.000%, 12/01/37
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/11 at 100.00	N/R	737,700
	2007, 4.500%, 4/01/17
265	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	No Opt. Call	N/R	264,515
	Hospital, Series 1998, 5.750%, 6/01/08

1,465	Total Arizona			1,447,045

	Arkansas – 4.1%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,067,470
	5.250%, 10/01/17 – FSA Insured
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	6/11 at 100.00	A–	1,485,270
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	A	1,051,130
	2002, 4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	AAA	1,571,654
	MBIA Insured

4,880	Total Arkansas			5,175,524

	California – 1.7%
2,115	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series	4/08 at 100.00	Aaa	2,127,056
	2003C, 5.250%, 4/01/17 (Pre-refunded 4/01/08)

	Colorado – 13.3%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	AAA	3,091,773
	5.000%, 12/01/20 – AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	12/13 at 100.00	AAA	1,205,397
	Classical Academy, Series 2003, 4.500%, 12/01/18 – XLCA Insured
1,290	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,317,374
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
330	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	4/10 at 105.00	AA	344,758
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	BBB (4)	1,126,065
	6.000%, 12/01/23 (Pre-refunded 12/01/11)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	AA	1,420,786
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,340	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 101.00	AA	1,375,175
	12/01/20 – RAAI Insured
53	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	55,423
	1992A-2, 8.750%, 6/01/11
700	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Series 1998,	12/08 at 100.00	N/R (4)	712,516
	5.000%, 12/01/23 (Pre-refunded 12/01/08) – ACA Insured
1,050	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Series 1998,	12/08 at 100.00	CCC	975,272
	5.000%, 12/01/23 – ACA Insured
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	75,565
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 38.04	AAA	1,987,219
	0.000%, 6/15/27 (Pre-refunded 6/15/11) – AMBAC Insured
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	Baa1 (4)	3,081,448
	(Pre-refunded 11/15/11)

20,113	Total Colorado			16,768,771

	Connecticut – 1.6%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
450	5.500%, 1/01/14 (Alternative Minimum Tax)	1/08 at 100.00	BBB	450,063
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	1/08 at 100.00	BBB	1,570,157

2,020	Total Connecticut			2,020,220

	Florida – 5.0%
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	2,613,000
	10/01/17 – MBIA Insured
1,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series	No Opt. Call	AAA	1,072,540
	2007A, 5.000%, 3/01/15 – MBIA Insured
70	JEA, Florida, Electric Revenue Certificates, Series 1973-2, 6.800%, 7/01/12 (ETM)	No Opt. Call	AAA	76,000
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AAA	2,112,240
	AMBAC Insured
320	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	AAA	374,333
	11/01/16 (ETM)

5,790	Total Florida			6,248,113

	Georgia – 0.4%
445	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AAA	485,864
	8/01/25 (Pre-refunded 8/01/22) – MBIA Insured

	Illinois – 14.0%
715	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	728,328
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aaa	1,594,080
	2006, 5.000%, 12/01/21 – MBIA Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AAA	2,077,320
	AGC Insured
4,875	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	5,408,516
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Development Finance Authority, Revenue Refunding Bonds, Olin Corporation, Series	4/10 at 102.00	BBB–	2,083,480
	1993D, 6.750%, 3/01/16
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 102.00	A1	2,044,860
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	1,143,820
	Advancement Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17
	(Pre-refunded 5/01/12)
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa1	248,863
25	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa2	26,118
	6.350%, 5/15/15
	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
100	5.250%, 5/15/11	No Opt. Call	Baa2	102,710
20	5.250%, 5/15/12	No Opt. Call	Baa2	20,560
100	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AAA	105,660
	1993A, 6.125%, 4/01/12 – FSA Insured (ETM)
695	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A	709,936
	Centers, Series 1999, 5.500%, 8/15/19
515	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A (4)	538,742
	Centers, Series 1999, 5.500%, 8/15/19 (Pre-refunded 8/15/09)
1,355	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	Aaa	855,249
	Bonds, Series 2006, 0.000%, 12/01/18 – MBIA Insured

17,150	Total Illinois			17,688,242

	Iowa – 2.3%
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	1,039,510
	6.250%, 7/01/25
1,800	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,914,858
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

2,800	Total Iowa			2,954,368

	Kansas – 2.9%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,615,990
	Health System Inc., Series 2001-III, 5.500%, 11/15/21

	Kentucky – 1.4%
1,695	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	1,751,410
	(Alternative Minimum Tax)

	Louisiana – 0.4%
500	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	520,505
	2004, 5.250%, 7/01/24 – MBIA Insured

	Maryland – 0.9%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/08 at 100.00	N/R	1,102,519
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts – 2.0%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	BBB–	469,460
	5.000%, 10/01/19
1,460	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AAA	1,511,523
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	102,592
435	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	435,857

2,495	Total Massachusetts			2,519,432

	Michigan – 1.7%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,102,490
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
600	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/08 at 100.00	Ba3	600,216
	Series 1995, 6.625%, 1/01/16
470	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center,	2/08 at 100.00	BB–	470,479
	Series 1988A, 8.125%, 8/15/12

2,070	Total Michigan			2,173,185

	Minnesota – 0.7%
825	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%,	No Opt. Call	CCC	845,196
	12/01/11 – ACA Insured

	Mississippi – 0.8%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
700	5.000%, 9/01/16	No Opt. Call	N/R	735,343
300	5.000%, 9/01/24	9/14 at 100.00	N/R	303,966

1,000	Total Mississippi			1,039,309

	Montana – 0.0%
50	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – MBIA Insured (ETM)	3/08 at 102.00	AAA	55,703

	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aaa	1,073,860
	Series 2004, 5.000%, 12/15/19 – FSA Insured

	Nevada – 0.5%
800	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	AAA	567,728
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/15 – AMBAC Insured

	New Jersey – 0.4%
500	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BBB–	507,035
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)

	New York – 6.2%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	AA	1,051,230
	2003A, 5.500%, 7/01/15 – RAAI Insured
1,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds,	3/08 at 100.00	A1	1,500,960
	Consolidated Edison Company Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
	(Alternative Minimum Tax)
370	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	2/08 at 100.00	AA+	371,191
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	4,914,126
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)

7,170	Total New York			7,837,507

	North Carolina – 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	AAA	2,005,264
	AMBAC Insured

	Ohio – 1.5%
870	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	823,733
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,028,820
	4.500%, 12/01/15

1,870	Total Ohio			1,852,553

	Oklahoma – 0.9%
1,150	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical	2/08 at 101.00	AAA	1,161,972
	Center, Series 1995D, 5.000%, 8/15/14 – AMBAC Insured

	Pennsylvania – 7.0%
1,120	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,277,730
	1976, 7.625%, 7/01/15 (ETM)
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	AAA	4,418,576
	AMBAC Insured
1,605	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	1,928,440
	MBIA Insured (ETM)
1,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	AAA	1,164,031
	2006B, 5.000%, 9/01/12 – AMBAC Insured

7,930	Total Pennsylvania			8,788,777

	South Carolina – 6.4%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	774,975
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	1,942,972
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	3,501,934
	1/01/19 – FGIC Insured
25	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	25,434
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
1,260	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	No Opt. Call	Baa2 (4)	1,341,106
	Alliance, Series 2000A, 7.000%, 12/15/10 (ETM)
500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	510,165
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

6,910	Total South Carolina			8,096,586

	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	1,012,960
	Series 2007, 5.000%, 11/01/27

	Tennessee – 1.8%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (4)	839,115
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (4)	1,398,525

2,000	Total Tennessee			2,237,640

	Texas – 6.7%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	AAA	1,119,313
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	AAA	577,854
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	Caa1	23,083
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	AAA	2,040,140
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	479,165
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	Caa1	14,832
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,009,813
	2006, 5.000%, 8/15/20
65	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	3/08 at 100.00	Caa1	63,556
	1991A, 8.500%, 9/01/11
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	280,179
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
25	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	Caa1	23,958
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,500	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	1/08 at 100.00	A+	1,421,160
	2006B, 3.893%, 12/15/17
370	Tri-County Mental Health and Retardation Center, Texas, Revenue Bonds, Facilities Acquisition	3/08 at 100.00	AAA	371,850
	Program, Series 1995E, 6.500%, 3/01/15 – FSA Insured

8,295	Total Texas			8,424,903

	Utah – 1.0%
1,305	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	No Opt. Call	N/R	1,301,124
	Hospital Project, Series 1998, 6.000%, 12/15/10

	Virginia – 0.2%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	AA	251,893
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured

	Washington – 2.7%
1,130	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	No Opt. Call	Aaa	1,152,521
	1993A, 7.000%, 7/01/08 (ETM)
1,870	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	No Opt. Call	AAA	1,906,708
	1993A, 7.000%, 7/01/08
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	AAA	366,532
	1989B, 7.125%, 7/01/16 – MBIA Insured

3,295	Total Washington			3,425,761

	Wisconsin – 3.6%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
785	6.125%, 6/01/27	6/12 at 100.00	BBB	812,506
1,480	6.375%, 6/01/32	6/12 at 100.00	BBB	1,500,868
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,038,240
	Inc., Series 2001, 6.000%, 7/01/21
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	1,155,279
	Series 1999A, 5.500%, 2/15/20 – ACA Insured

4,415	Total Wisconsin			4,506,893

$ 122,283	Total Investments (cost $121,162,365) – 98.6%			124,192,358

	Other Assets Less Liabilities – 1.4%			1,820,765

	Net Assets – 100%			$126,013,123

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
December 31, 2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC. Subsequent to December 31, 2007, at least one rating agency reduced the rating for
AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future.
If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At December 31, 2007, the cost of investments was $121,100,813.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$3,577,589
Depreciation	(486,044)

Net unrealized appreciation (depreciation) of investments	$3,091,545

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Maturities Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.